Lease (Tables)	6 Months Ended
Feb. 29, 2024
Lease [Abstract]
Schedule of Supplemental Balance Sheet Information Related to Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
	As of	As of
	February 29,	August 31,
	2024	2023
Right-of-use assets under operating leases	$18	$24

Operating lease liabilities, current	31	24
Operating lease liabilities, non-current	6	12
Total operating lease liabilities	$37	$36

Schedule of Maturities of Lease Liability
As of
February 29,
Twelve months ending August 31,	2024
Fiscal year 2024	$31
Fiscal year 2025	6
Total Future minimum lease payments	37
Less: Imputed interest	-
Total	$37